Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 8,393	$ 19,328
Trade accounts receivable	57	0
Prepayments and other	653	904
Inventories	671	514
Vessels held for sale (Note 4c)	25,887	24,340
Total current assets	35,661	45,086
FIXED ASSETS:
Advances for vessels under construction (Note 4a)	3,200	31,654
Vessels, net (Note 4b)	232,552	136,292
Right of use assets from operating leases (Note 6)	41,280	45,222
Other fixed assets, net	539	548
Total fixed assets	277,571	213,716
OTHER NON CURRENT ASSETS:
Restricted cash (Note 7)	4,000	4,000
Investments in unconsolidated joint ventures	25,426	28,230
Investments in affiliates (Note 1)	8,425	0
Deposit asset	2,000	2,000
Total other non-current assets	39,851	34,230
Total assets	353,083	293,032
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	10,061	5,324
Debt related to vessels held for sale (Note 7)	19,314	0
Due to related parties (Note 5)	6,189	5,159
Accounts payable	2,535	2,544
Accrued liabilities	1,382	959
Unearned revenue	3,976	2,074
Current portion of derivative financial instruments (Note 11)	0	66
Current portion of Operating lease liabilities (Note 6)	9,601	9,288
Total current liabilities	53,058	25,414
NON-CURRENT LIABILITIES:
Non-current portion of long term debt (Note 7)	145,711	99,295
Non-current portion of Operating lease liabilities (Note 6)	28,864	33,805
Other non-current liabilities	275	300
Total non-current liabilities	174,850	133,400
Total liabilities	227,908	158,814
MEZZANINE EQUITY:
Preferred stock; 11,264 Series E Shares issued and outstanding at December 31, 2020 and June 30, 2021 with $0.01 par value (Note 12)	13,517	13,517
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D shares were outstanding at December 31, 2020 and June 30, 2021	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 39,831,972 shares issued and outstanding at December 31, 2020 and June 30, 2021	398	398
Additional paid-in capital	454,947	465,672
Accumulated deficit	(343,688)	(345,370)
Total stockholders’ equity	111,658	120,701
Total liabilities, mezzanine equity and stockholders’ equity	353,083	293,032
Series E Preferred Stock [Member]
MEZZANINE EQUITY:
Preferred stock; 11,264 Series E Shares issued and outstanding at December 31, 2020 and June 30, 2021 with $0.01 par value (Note 12)	$ 13,517	$ 13,517